Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment	$ 1,535,118	$ 1,521,940
Less: Accumulated depreciation	(820,433)	(907,267)
Total property, plant and equipment, net	714,685	614,673
Computer systems [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment	357,783	306,930
Furniture and fittings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment	101,410	82,657
Electrical fittings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment	10,550	10,069
Handphone [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment	74,157	63,797
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment	112,201	98,913
Renovation [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment	205,353	171,322
Motor vehicle [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment	217,550	374,419
Property [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment	$ 456,114	$ 413,833